Related party and party-in-interest transactions - Additional Information (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, investment, fair value, total	$ 489,270,774	$ 436,396,339
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, investment, number of shares	1,038,074.298694	1,171,310.698673
Employee benefit plan, investment, fair value, total	$ 19,837,600	$ 25,464,294
Employee benefit plan investment number of shares purchased	65,794.562369
Employee benefit plan investment number of shares sold		199,030.962348